Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the year ended December 31,
	2025	2024	2023
Income / (Loss) attributable to common equity holders	(1,747)	431	5,272
Weighted average number of shares – basic and diluted	20,680,931	20,582,301	20,582,301
Net income / (loss) per common share – basic and diluted	(0.08)	0.02	0.26